Deutsche Asset Management
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                                                          Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2000

                                                                      Investment

Cash Management

NY Tax Free Money

Tax Free Money

Treasury Money

Each formerly BT Mutual Funds

A Member of the
Deutsche Bank Group
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

Investment Funds
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .............................  3

              INVESTMENT FUNDS
                 Statements of Assets and Liabilities ............  8
                 Statements of Operations ........................  9
                 Statements of Changes in Net Assets ............. 10
                 Financial Highlights ............................ 12
                 Notes to Financial Statements ................... 16

              PORTFOLIOS
                Schedules of Portfolio Investments ............... 18
                Statements of Assets and Liabilities ............. 32
                Statements of Operations ......................... 33
                Statements of Changes in Net Assets .............. 34
                Financial Highlights ............................. 36
                Notes to Financial Statements .................... 37


                              -------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
                  including   possible  loss  of  principal   amount
                  invested.
                              -------------------

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                                        2
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Investment Funds
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LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Cash Management, NY Tax Free Money, Tax Free Money, and Treasury Money (the "Funds"), providing a detailed review of the markets, the Portfolios, and our outlook. Included are a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

With the  acquisition of Bankers Trust by Deutsche Bank, the names of your Funds
have  changed.   However,  the  Funds'  investment   objectives,   policies  and
strategies, as well as their portfolio managers, remain the same.

MARKET ACTIVITY
Concerns over Y2K proved to be unfounded as the new century rolled in without a glitch. Thus, the major factors impacting the money markets over the first half of 2000 were the ongoing strength of the U.S. economy and the interest rate increases by the Federal Reserve Board in response to such strength. These factors combined to push yields on short-term money market securities significantly higher.

THE U.S. ECONOMY CONTINUED TO EXPAND OVER THE SEMI-ANNUAL PERIOD, CAUSING ALARM AMONG THE FINANCIAL MARKETS THAT INFLATION MAY BE IMMINENT AND THAT THE FEDERAL RESERVE BOARD MAY CONTINUE ITS TIGHTENING CYCLE.
o Existing home sales in the U.S. soared through the first half of 2000, as did durable goods orders and retail sales.
o At the same time, productivity improvements and competitive pressures held prices steady. Both the Consumer Price Index and Producer Price Index reflected these steady prices, providing a glimmer of hope to the financial markets that perhaps the Federal Reserve Board would remain on the sidelines.
o Nominal GDP, however, continued to surge, pushing the year-over-year growth rate to 7%. These numbers put the financial markets on notice that the FederalReserve Board was probably not done raising interest rates.

IN FACT, THE FEDERAL RESERVE BOARD FOLLOWED UP ITS 0.75% RATE INCREASE IN 1999 WITH THREE ADDITIONAL INTEREST RATE HIKES, TOTALING ANOTHER 1.00%, IN THE FIRST HALF OF 2000 -- ON FEBRUARY 2, MARCH 21, AND MAY 16.
o The Federal Reserve Board continued to take a hard stance against inflation and argued that labor force growth and productivity could not indefinitely support the pace of the economy.
o The Federal Reserve Board raised interest rates by 0.25% in February and March, but stronger economic numbers in April led policymakers to believe that inflation was accelerating and the economy not slowing, prompting a 0.50% increase in May.
o Following its June meeting, the Federal Reserve Board explained that the slowing of domestic demand was the reason for its holding the federal funds rate steady that month, but it reiterated the point that core inflation was rising. Thus, the FederalReserve Board warned such a neutral stance, based on signs of the economy cooling, was "tentative and preliminary."
o On June 30, 2000, the targeted federal funds rate stood at 6.50%.

TO A LESS DRAMATIC DEGREE, THE MUNICIPAL MARKETS FOLLOWED A SIMILAR TREND AS THEIR TAXABLE COUNTERPARTS, WITH YIELDS RISING AS ONGOING U.S. ECONOMIC STRENGTH AND FEDERALRESERVE BOARD TIGHTENING IMPOSE PRESSURE.
o The yield on one-year municipal notes rose 0.38%, to 4.33% on June 30, 2000 from 3.95% on December 31, 1999. At the end of May, one-year municipals reached a six-year high of 4.55%, but reflecting stronger demand and no FederalReserve Board action in June, the one-year note index rallied in the last month of the period.
o As the U.S. economy continued to advance at a rapid pace and tax coffers remained healthy, credit quality was solid in the municipal market. The sustained national expansion, now in its ninth year, has resulted in greater economic diversity and increased financial flexibility in many locales.

ALTHOUGH MONEY MARKET YIELDS IN GENERAL ROSE SUBSTANTIALLY, A STRONG TECHNICAL CONDITION KEPT TREASURY YIELDS FROM RISING IN TANDEM WITH THE OTHER MARKETS.
o There were three major reasons contributing to Treasuries being an expensive market during this period. These were:
  -- investors' decisions to remain on the sidelines to avoid volatile equity and bond markets while the Federal Reserve Board continued to raise interest rates
  -- the government's cutback in overall issuance of Treasuries, and -- the U.S. Treasury's program, to buy back its own 30-year issues with budget surplus monies.
o The combination of these factors led to greater demand and less supply.

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                                        3
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Investment Funds
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LETTER TO SHAREHOLDERS

CASH MANAGEMENT
Once Y2K liquidity issues were behind us, we were able to once again focus on the economy and normal, technical factors. Thus, our strategy in the first half of the year was to "barbell" the Portfolio, combining floating rate notes and short-term paper with some longer dated securities. This strategy proved to be effective, enabling us not only to quickly capture the higher yield when the Federal ReserveBoard increased interest rates but also to take advantage of a steep yield curve.

  PORTFOLIO DIVERSIFICATION
  By Asset Type as of June 30, 2000 (percentages are based on net assets)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
  Funding Agreements                 3%
  Other Assets                       1%
  Floating Rate Notes               24%
  Eurodollar TimeDeposits            7%
  Eurodollar Certificates of Deposit 5%
  Yankee Certificates of Deposit     6%
  Certificates of Deposit            2%
  Commercial Paper                  52%

                                    RATINGS 4
                                     S&P: AAA
                                   Moody's: Aaa

                             STATUS AT JUNE 30, 2000
                            Average maturity: 46 days
                             Net assets: $196 million

INVESTMENT REVIEW

                                                                              Annualized 7 Day
   Periods ended                         Annualized 7 Day  Annualized 7 Day  Effective Taxable
   June 30, 2000                            Current Yield   Effective Yield   Equivalent Yield

  Cash Management 1                               5.95%           6.13%               N/A
  iMoneyNet First Tier Retail Money
   Funds Average 3                                5.85%           6.02%               N/A
----------------------------------------------------------------------------------------------
  NY Tax Free Money 1,2                           3.57%           3.63%              6.74%
  iMoneyNet State Specific Retail Money
   Funds Average 3                                3.69%           3.76%               N/A
----------------------------------------------------------------------------------------------
  Tax Free Money 1,2                              3.71%           3.77%              6.24%
  iMoneyNet Tax Free National Retail
   Money Funds Average 3                          3.77%           3.84%               N/A
----------------------------------------------------------------------------------------------
  Treasury Money 1                                5.73%           5.89%               N/A
  iMoneyNet U.S. Treasury and Repo
   Retail Money Funds Average 3                   5.66%           5.82%               N/A
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.Yields and total return will fluctuate. Yields quoted for money market funds most closely reflect the fund's current earnings. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period.This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.
  Performance figures assume the reinvestment of dividends.During the period the Fund waived certain fees and expenses.Had these fees and expenses not been waived, the Fund's return would have been lower. An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to maintain a share value of $1.00 it is possible to lose money by investing in the Fund.
2 For certain investors, a portion of the Funds' income may be subject to the federal alternative minimum tax. Distribution of the Funds income and capital gain distributions may be subject to state and local taxes. Taxable equivalent yield reflects the 1999 maximum 39.6% regular federal tax bracket and, for NYTax FreeMoney, a combined regular federal, state and city tax bracket of 46.05%.
3 The iMoneyNet,  Inc. Money Fund Report Averages, a service of iMoneyNet,  Inc.
  (formerly the IBC Financial Data, Inc.) are averages for categories of similar money market funds.
4 Ratings are subject to change and do not remove market risks.

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                                        4
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Investment Funds
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LETTER TO SHAREHOLDERS

NY TAX FREE MONEY
We kept the Fund's weighted average maturity neutral to slightly short, usually within the 35 to 50 day range, through most of the semi-annual period, as the FederalReserve Board remained in a tightening mode. However, we adjusted the Fund's relative maturity position in anticipation of certain seasonal cash flow and supply/demand phenomena. For example, the "January Effect" is a period when a large amount of cash flows into the municipal money market from maturing securities and coupon payments. April is traditionally a month when with-drawals from money market funds are par for the course. Outflows were slightly greater than in prior years and continued well into the month of May, as significant gains in the equity market generated higher tax payments. A large percentage of high quality municipal issues usually becomes available at the end of June and early July. As opportunities to extend the Fund's maturity were scarce due to low issue supply in New York, we allowed the Fund's weighted average maturity to shorten slightly toward the end of the period. On June 30, 2000, the Fund's weighted average maturity stood at 37 days.

  PORTFOLIO DIVERSIFICATION
  By Asset Type as of June 30, 2000 (percentages are based on market value of total investments in the portfolio)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC Revenue Anticipation Notes 1%
  Revenue Bonds              26%
  Tax Anticipation Notes      2%
  Bond Anticipation Notes     2%
  Commercial Paper           10%
  G.O. Bonds                  2%
  Floating Rate Demand Notes 57%

                             STATUS AT JUNE 30, 2000
                            Average maturity: 37 days
                             Net assets: $88 million

TAX FREE MONEY
As with NY Tax Free Money, we maintained a neutral to slightly short weighted average maturity in this Fund, in this case usually within the 40 to 50 day range, through most of the semi-annual period, as the Federal Reserve Board remained in a tightening mode. During the first quarter, the Fund maintained its above average position in daily demand notes that we had built up in anticipation of potential Y2K outflows. The added liquidity from the daily demand position also helped offset expected cash outflows associated with the April tax season. Outflows were slightly greater than in prior years and continued well into the month of May, as significant gains in the equity market generated higher tax payments. During June, we extended the Fund's weighted average maturity in an effort to capture the higher yields available as a result of tighter monetary policy and selling pressures at the end of May. Although supply was lower than in previous years due to the robust domestic economy, we also extended slightly in June to be able to participate in the large percentage of high quality municipal issues that generally become available at the end of June and early July. The Fund's weighted average maturity on June 30, 2000 stood at 50 days.

  PORTFOLIO DIVERSIFICATION
  By Asset Type as of June 30, 2000 (percentages are based on market value of total investments in the portfolio)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
  Revenue Anticipation Notes     2%
  Floating Rate Demand Notes    43%
  Revenue Bonds                 14%
  Commercial Paper              19%
  Put Bonds                      1%
  G.O. Bonds                    16%
  Tax Revenue Anticipation Notes 5%

                             STATUS AT JUNE 30, 2000
                            Average maturity: 50 days
                            Net assets: $120 million

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                                        5
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Investment Funds
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LETTER TO SHAREHOLDERS

TREASURY MONEY
As with Cash Management, once Y2K liquidity issues were behind us, we were able to once again focus on the economy and normal, technical factors. Thus, our strategy during the first half of the year was to maintain a somewhat shorter than average duration, taking advantage of the higher yields offered by repurchase agreements and cash management bills when opportunities presented themselves.


  PORTFOLIO DIVERSIFICATION
  By Asset Type as of June 30, 2000 (percentages are based on market value of total investments in the portfolio)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
U.S. Treasury Notes   17%
U.S. Treasury Bills    3%
Repurchase Agreements 80%

                                    RATINGS 3
                                    S&P: AAA
                                  Moody's: Aaa

                             STATUS AT JUNE 30, 2000
                            Average maturity: 25 days
                            Net assets: $421 million

                                            CUMULATIVE                               AVERAGE ANNUAL
                                           TOTAL RETURNS                              TOTAL RETURNS                  ANNUALIZED


Periods ended                Past 6   Past 1   Past 3    Past 5    Past 10       Since  Past 1   Past 3  Past 5  Past 10      Since
June 30, 2000                months     year    years     years      years   inception    year    years   years    years  inception

 Cash Management 1
   (Inception 10/5/88)        2.74%    5.21%    15.58%    27.31%    57.13%    81.00%    5.21%    4.94%    4.95%   4.62%     5.19%
 iMoneyNet First Tier Retail
   Money Funds Average4
   (since 9/30/88)*           2.71%    5.17%    15.71%    27.88%    58.39%    82.89%*   5.17%    4.98%    5.03%   4.70%     5.27%*
----------------------------------------------------------------------------------------------------------------------------------
 NY Tax Free Money 1,2
   (Inception 9/27/88)        1.52%    2.81%     8.28%    14.44%    31.92%    44.23%    2.81%    2.69%    2.73%   2.81%     3.16%
 iMoneyNet State Specific
   Retail Money Funds
   Average 4 (since 9/30/88)* 2.71%    5.16%    15.87%    28.24%    60.19%    46.79%*   5.16%    5.03%    5.09%   4.82%     3.32%*
----------------------------------------------------------------------------------------------------------------------------------
 Tax Free Money 1,2
   (Inception 6/10/87)        1.57%    2.92%     8.61%    15.13%    34.36%    55.85%    2.92%    2.79%    2.86%   3.00%     3.46%
 iMoneyNet National Retail
   Tax Free Money Funds
   Average 4 (since 6/30/87)* 1.68%    3.14%     9.22%    16.13%    35.45%    57.66%*   3.14%    2.98%    3.03%   3.08%     3.56%*
----------------------------------------------------------------------------------------------------------------------------------
 Treasury Money 1
   (Inception 11/1/88)        2.59%    4.90%    14.87%    26.25%    54.36%    76.17%    4.90%    4.73%    4.77%   4.44%     4.98%
 iMoneyNet U.S. Treasury
   and Repo Retail Money
   Funds Average4
   (since 10/31/88)*          2.60%    4.93%    15.04%    26.66%    56.01%    76.92%*  4.93%   4.78%    4.83%     4.82%      5.01%*
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST  PERFORMANCE  IS NOT INDICATIVE  OF FUTURE  RESULTS. Total  returns  will fluctuate. Performance figures assume the reinvestment of dividends. During the period the Fund waived certain fees and expenses.
  An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to maintain a share value of $1.00 it is possible to lose money by investing in the Fund.
2 For certain investors, a portion of the Funds' income may be subject to the federal alternative minimum tax. Distribution of the Funds' income and capital gain distributions may be subject to state and local taxes.
3 Ratings are subject to change and do not remove market risks.
4 The iMoneyNet,  Inc. Money Fund Report Averages,  a service of  iMoneyNet,Inc.
  (formerly theIBCFinancial Data,Inc.) are averages for categories of similar money market funds.

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                                        6
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Investment Funds
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LETTER TO SHAREHOLDERS

MANAGER OUTLOOK
Looking ahead to the second half of the year, we expect that the "soft landing" scenario -- slower economic growth without inflation -- should play out.
Economic indicators announced late in the semi-annual period were a little weaker than those reported in prior months, including a weaker National Purchasing Manager's report and a cooler labor market, as reported in weekly jobless claims. We feel that these weaker numbers will enable the Federal Reserve Board to stay on hold for a couple of months, although we are not convinced that the Federal Reserve Board has completed its cycle of interest rate increases.

The larger question for the Federal Reserve Board may be whether or not this slowdown is temporary or if it is a longer lasting downturn. One key indicator to monitor will be oil prices, as the current higher prices are noticeably diminishing consumer purchasing power and slowing demand in the economy. A moderation of energy prices would reduce these pressures.

In Cash Management, we intend to maintain a significant floating rate note position. In times of economic uncertainty, floating rate notes have historically outperformed other money market securities, as their coupon rates equate to market levels much quicker than fixed rate investments. In Treasury Money, we intend to continue to concentrate on repurchase agreements, since the yields are often substantially higher than short-term Treasury securities. We will likely manage both Funds with a neutral position, while we continue to assess economic data for further signs of the direction of the economy. Similarly, in NY Tax Free and Tax Free Money, we will look to keep the Funds' weighted average maturities in a neutral range, as we carefully watch the Federal ReserveBoard. We will also continue to seek high quality, attractive issue-specific buying opportunities as they arise.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

                         /S/ SIGNATURE DARLENE M. RASEL
                                Darlene M. Rasel
                 Portfolio Manager of CASH MANAGEMENT PORTFOLIO
                          AND TREASURY MONEY PORTFOLIO
                                  June 30, 2000

                            /S/ SIGNATURE SUSAN FARE
                                   Susan Fare
                  Portfolio Manager of TAX FREE MONEY PORTFOLIO
                         AND NY TAX FREE MONEY PORTFOLIO
                                  June 30, 2000

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                                        7

Investment Funds
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STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

                                                                  JUNE 30, 2000

                                            CASH            NY TAX          TAX FREE         TREASURY
                                          MANAGEMENT      FREE MONEY          MONEY            MONEY
                                        -------------    -------------    -------------    -------------
ASSETS
   Investment in Portfolio, at Value 1  $ 198,171,249    $  88,580,947    $ 120,333,895    $ 422,645,197
   Prepaid Expenses .................           5,951            1,040           15,166           42,270
                                        -------------    -------------    -------------    -------------
Total Assets ........................     198,177,200       88,581,987      120,349,061      422,687,467
                                        -------------    -------------    -------------    -------------
LIABILITIES
   Dividends Payable ................       1,651,951          230,606          414,486        1,906,077
   Due to Bankers Trust .............         113,231           35,258           62,319          182,766
   Accrued Expenses .................           7,857           14,733           14,316           21,657
                                        -------------    -------------    -------------    -------------
Total Liabilities ...................       1,773,039          280,597          491,121        2,110,500
                                        -------------    -------------    -------------    -------------
NET ASSETS ..........................   $ 196,404,161    $  88,301,390    $ 119,857,940    $ 420,576,967
                                        =============    =============    =============    =============
COMPOSITION OF NET ASSETS
   Paid-in Capital ..................     196,459,912       88,340,040      119,928,151      420,468,451
   Accumulated Net Realized
     Gain (Loss) from Investment
     Transactions ...................         (55,751)         (38,650)         (70,211)         108,516
                                        -------------    -------------    -------------    -------------
NET ASSETS ..........................   $ 196,404,161    $  88,301,390    $ 119,857,940    $ 420,576,967
                                        =============    =============    =============    =============
SHARES OUTSTANDING ($0.001 par
   value per share, unlimited number
   of shares of beneficial interest
   authorized) ......................     196,459,912       88,340,040      119,928,151      420,468,451
                                        =============    =============    =============    =============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE
   (net assets divided by
   shares outstanding)                  $        1.00    $        1.00    $        1.00    $        1.00
                                        =============    =============    =============    =============

--------------------------------------------------------------------------------
1 Allocated from Cash Management  Portfolio,  NY Tax Free Money  Portfolio,  Tax
  Free Money Portfolio and Treasury Money Portfolio, respectively.

See Notes to Financial Statements.
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                                        8
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Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)

                                                    FOR THE SIX MONTHS ENDED JUNE 30, 2000

                                            CASH            NY TAX          TAX FREE         TREASURY
                                          MANAGEMENT      FREE MONEY          MONEY            MONEY
                                        -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Income, net 1 ..................     $  6,538,236     $  1,468,430     $  2,649,798     $ 12,000,655
                                        ------------     ------------     ------------     ------------
EXPENSES
   Administration and Services Fees          597,075          226,109          398,826        1,166,029
   Registration Fees ..............           11,319            1,947            6,378           12,304
   Professional Fees ..............           11,772            6,918            6,880            6,918
   Printing and Shareholder Reports            4,688            4,670            4,637            4,924
   Trustees Fees ..................            2,162            2,162            2,139            1,452
   Miscellaneous ..................            1,782            1,781              343            2,201
                                        ------------     ------------     ------------     ------------
Total Expenses ....................          628,798          243,587          419,203        1,193,828
Less: Fee Waivers and/or Expense
   Reimbursements .................           (9,900)         (17,478)         (20,377)         (27,799)
                                        ------------     ------------     ------------     ------------
Net Expenses ......................          618,898          226,109          398,826        1,166,029
                                        ------------     ------------     ------------     ------------
NET INVESTMENT INCOME .............        5,919,338        1,242,321        2,250,972       10,834,626

NET REALIZED GAIN (LOSS) FROM
   INVESTMENT TRANSACTIONS ........            2,419           (5,142)          (6,220)          (2,681)
                                        ------------     ------------     ------------     ------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS .....................     $  5,921,757     $  1,237,179     $  2,244,752     $ 10,831,945
                                        ============     ============     ============     ============

--------------------------------------------------------------------------------
1 Allocated from Cash Management  Portfolio,  NY Tax Free Money  Portfolio,  Tax
  Free Money Portfolio and Treasury Money Portfolio, respectively.

See Notes to Financial Statements.
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                                        8

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                             FOR THE SIX         FOR THE           FOR THE SIX          FOR THE
                                            MONTHS ENDED        YEAR ENDED        MONTHS ENDED        YEAR ENDED
                                              JUNE 30,         DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                                2000 1             1999               2000 1             1999

                                                    CASH MANAGEMENT                     NY TAX FREE MONEY
                                          ----------------------------------    ----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ..............   $     5,919,338    $    11,970,953    $     1,242,321    $     2,038,692
   Net Realized Gain (Loss) from
     Investment Transactions ..........             2,419             15,016             (5,142)                --
                                          ---------------    ---------------    ---------------    ---------------
Net Increase in Net Assets from
   Operations .........................         5,921,757         11,985,969          1,237,179          2,038,692
                                          ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ..............        (5,919,338)       (11,970,953)        (1,242,321)        (2,038,692)
                                          ---------------    ---------------    ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST (at net asset
   value of $1.00 per share)
   Proceeds from Sales of Shares ......     2,318,983,381      2,664,871,313        236,081,412        489,293,922
   Dividend Reinvestments .............           786,314          6,343,756            269,230            736,268
   Cost of Shares Redeemed ............    (2,277,672,357)    (2,749,511,509)      (221,910,938)      (494,002,592)
                                          ---------------    ---------------    ---------------    ---------------
Net Increase (Decrease) from
   Capital Transactions in Shares
   of Beneficial Interest .............        42,097,338        (78,296,440)        14,439,704         (3,972,402)
                                          ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .........................        42,099,757        (78,281,424)        14,434,562         (3,972,402)
NET ASSETS
   Beginning of Period ................       154,304,404        232,585,828         73,866,828         77,839,230
                                          ---------------    ---------------    ---------------    ---------------
   End of Period ......................   $   196,404,161    $   154,304,404    $    88,301,390    $    73,866,828
                                          ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                             FOR THE SIX         FOR THE           FOR THE SIX          FOR THE
                                            MONTHS ENDED        YEAR ENDED        MONTHS ENDED        YEAR ENDED
                                              JUNE 30,         DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                                2000 1             1999               2000 1             1999

                                                    TAX-FREE MONEY                         TREASURY MONEY
                                          ----------------------------------    ----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ..............   $     2,250,972    $     3,646,734    $    10,834,626    $    17,913,867
   Net Realized Loss from
     Investment Transactions ..........            (6,220)           (11,949)            (2,681)            (7,263)
                                          ---------------    ---------------    ---------------    ---------------
Net Increase in Net Assets from
   Operations .........................         2,244,752          3,634,785         10,831,945         17,906,604
                                          ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ..............        (2,250,972)        (3,646,734)       (10,834,626)       (17,913,867)
                                          ---------------    ---------------    ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST (at net asset
   value of $1.00 per share)
   Proceeds from Sales of Shares ......       666,632,843      1,376,307,400      3,900,205,136      8,796,821,163
   Dividend Reinvestments .............           155,905            469,306          6,010,905         13,049,035
   Cost of Shares Redeemed ............      (675,404,504)    (1,449,379,064)    (4,046,365,833)    (8,558,044,425)
                                          ---------------    ---------------    ---------------    ---------------
Net Increase (Decrease) from
   Capital Transactions in Shares
   of Beneficial Interest .............        (8,615,756)       (72,602,358)      (140,149,792)       251,825,773
                                          ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .........................        (8,621,976)       (72,614,307)      (140,152,473)       251,818,510
NET ASSETS
   Beginning of Period ................       128,479,916        201,094,223        560,729,440        308,910,930
                                          ---------------    ---------------    ---------------    ---------------
   End of Period ......................   $   119,857,940    $   128,479,916    $   420,576,967    $   560,729,440
                                          ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for Cash Management.

 CASH MANAGEMENT                               FOR THE SIX
                                               MONTHS ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                              JUNE 30, 2000 3  1999       1998       1997        1996        1995

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .........    $ 1.00      $ 1.00     $ 1.00     $ 1.00      $ 1.00      $ 1.00
                                                  ------      ------     ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income .....................      0.03        0.04       0.05       0.05        0.05        0.05
   Net Realized Gain (Loss)
     from Investment Transactions ............      0.00 1      0.00 1     0.00 1    (0.00)1      0.00 1      0.00 1
                                                  ------      ------     ------     ------      ------      ------
Total from Investment Operations .............      0.03        0.04       0.05       0.05        0.05        0.05
                                                  ------      ------     ------     ------      ------      ------
CONTRIBUTIONS OF CAPITAL .....................        --          --         --         --        0.00 1        --
                                                  ------      ------     ------     ------      ------      ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income .....................     (0.03)      (0.04)     (0.05)     (0.05)      (0.05)      (0.05)
                                                  ------      ------     ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ...............    $ 1.00      $ 1.00     $ 1.00     $ 1.00      $ 1.00      $ 1.00
                                                  ======      ======     ======     ======      ======      ======
TOTAL INVESTMENT RETURN ......................      2.74%       4.58%      4.93%      4.98%       4.82%2      5.35%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ..  $196,404    $154,304   $232,586   $138,423    $118,969    $135,998
   Ratios to Average Net Assets:
     Net Investment Income ...................      6.04%4      4.42%      4.80%      4.88%       4.72%       5.22%
     Expenses After Waivers, Including
        Expenses of the Cash Management
        Portfolio ............................      0.75%4      0.75%      0.75%      0.75%       0.75%       0.74%
     Expenses Before Waivers, Including
        Expenses of the Cash Management
        Portfolio ............................      0.78%4      0.78%      0.81%      0.78%       0.78%       0.76%

--------------------------------------------------------------------------------
1 Less than $0.01 per share.
2 Increased by approximately 0.08% due to Contributions  of Capital for the year ended December 31, 1996.
3 Unaudited.
4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for NY Tax Free Money.

 NY TAX FREE MONEY                             FOR THE SIX
                                               MONTHS ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                              JUNE 30, 2000 2  1999       1998       1997        1996        1995

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...........   $ 1.00      $ 1.00     $ 1.00     $ 1.00      $ 1.00      $ 1.00
                                                   ------      ------     ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income .......................     0.02        0.02       0.03       0.03        0.03        0.03
   Net Realized Gain (Loss)
     from Investment Transactions ..............    (0.00)1      0.00 1    (0.00)1    (0.00)1     (0.00)1     (0.00)1
                                                   ------      ------     ------     ------      ------      ------
Total from Investment Operations ...............     0.02        0.02       0.03       0.03        0.03        0.03
                                                   ------      ------     ------     ------      ------      ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income .......................    (0.02)      (0.02)     (0.03)     (0.03)      (0.03)      (0.03)
                                                   ------      ------     ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD .................   $ 1.00      $ 1.00     $ 1.00     $ 1.00      $ 1.00      $ 1.00
                                                   ======      ======     ======     ======      ======      ======
TOTAL INVESTMENT RETURN ........................     1.52%       2.41%      2.66%      2.86%       2.68%       3.12%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ....  $88,301    $ 73,867    $77,839    $85,364     $75,858     $70,765
   Ratios to Average Net Assets:
     Net Investment Income .....................     3.07%3      2.37%      2.63%      2.83%       2.64%       3.07%
     Expenses After Waivers, Including
        Expenses of the NYTax Free Money
        Portfolio ..............................     0.75%3      0.75%      0.75%      0.75%       0.75%       0.75%
     Expenses Before Waivers, Including
        Expenses of the NYTax Free Money
        Portfolio ..............................     0.83%3      0.84%      0.85%      0.81%       0.84%       0.82%

--------------------------------------------------------------------------------
1 Less than $0.01 per share.
2 Unaudited.
3 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for Tax Free Money.

 TAX FREE MONEY                               FOR THE SIX
                                               MONTHS ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                              JUNE 30, 2000 2   1999       1998       1997        1996        1995

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..........    $ 1.00      $ 1.00     $ 1.00     $ 1.00      $ 1.00      $ 1.00
                                                   ------      ------     ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ......................      0.02        0.02       0.03       0.03        0.03        0.03
   Net Realized Gain (Loss)
     from Investment Transactions .............      0.00 1     (0.00)1     0.00)1    (0.00)1     (0.00)1     (0.00)1
                                                   ------      ------     ------     ------      ------      ------
Total from Investment Operations ..............      0.02        0.02       0.03       0.03        0.03        0.03
                                                   ------      ------     ------     ------      ------      ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ......................     (0.02)      (0.02)     (0.03)     (0.03)      (0.03)      (0.03)
                                                   ------      ------     ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ................    $ 1.00      $ 1.00     $ 1.00     $ 1.00      $ 1.00      $ 1.00
                                                   ======      ======     ======     ======      ======      ======
TOTAL INVESTMENT RETURN .......................      1.57%       2.54%      2.75%      2.94%       2.84%       3.34%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ...  $119,858    $128,480   $201,094   $150,483    $117,972    $119,393
   Ratios to Average Net Assets:
     Net Investment Income ....................      3.14%3      2.50%      2.71%      2.90%       2.80%       3.28%
     Expenses After Waivers, Including
        Expenses of the Tax Free Money
        Portfolio .............................      0.75%3      0.75%      0.75%      0.75%       0.75%       0.75%
     Expenses Before Waivers, Including
        Expenses of the Tax Free Money
        Portfolio .............................      0.81%3      0.80%      0.83%      0.80%       0.82%       0.82%

--------------------------------------------------------------------------------
1 Less than $0.01 per share.
2 Unaudited.
3 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for Treasury Money.

TREASURY MONEY                                 FOR THE SIX
                                               MONTHS ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                              JUNE 30, 2000 2  1999       1998       1997        1996        1995

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..........    $ 1.00      $ 1.00     $ 1.00     $ 1.00      $ 1.00      $ 1.00
                                                   ------      ------     ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ......................      0.03        0.04       0.05       0.05        0.05        0.05
   Net Realized Gain (Loss)
     from Investment Transactions .............     (0.00)1     (0.00)1     0.00 1    (0.00)1      0.00 1      0.00 1
                                                   ------      ------     ------     ------      ------      ------
Total from Investment Operations ..............      0.03        0.04       0.05       0.05        0.05        0.05
                                                   ------      ------     ------     ------      ------      ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ......................     (0.03)      (0.04)     (0.05)     (0.05)      (0.05)      (0.05)
                                                   ------      ------     ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ................    $ 1.00      $ 1.00     $ 1.00     $ 1.00      $ 1.00      $ 1.00
                                                   ======      ======     ======     ======      ======      ======
TOTAL INVESTMENT RETURN .......................      2.59%       4.32%      4.76%      4.86%       4.71%       5.19%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ...  $420,577    $560,729   $308,911   $268,274    $554,716    $615,084
   Ratios to Average Net Assets:
     Net Investment Income ....................      5.18%3      4.25%      4.66%      4.74%       4.61%       5.06%
     Expenses After Waivers, Including
        Expenses of the Treasury Money
        Portfolio .............................      0.75%3      0.75%      0.75%      0.75%       0.75%       0.75%
     Expenses Before Waivers, Including
        Expenses of the Treasury Money
        Portfolio .............................      0.77%3      0.77%      0.77%      0.77%       0.76%       0.77%

--------------------------------------------------------------------------------
1 Less than $0.01 per share.
2 Unaudited.
3 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. Cash Management, NY Tax Free Money, Tax Free Money and Treasury Money (each a "Fund", and collectively, the "Funds") are offered to investors by the Trust. The Funds began operations and offering shares of beneficial interest in securities on the following dates:

                                       COMMENCEMENT
                                       OF OPERATIONS
                                      AND BENEFICIAL
FUND                                  SHARES OFFERING
-----                               -------------------
Cash Management                     October 5, 1988
NY Tax Free Money                   September 27, 1988
Tax Free Money                      June 10, 1987
Treasury Money                      November 1, 1988

Subsequent to the above dates, the Funds began investing substantially all of their investable assets in the following Portfolios: Cash Management in the Cash Management Portfolio, NY Tax Free Money in the NY Tax Free Money Portfolio, Tax Free Money in the Tax Free Money Portfolio, and Treasury Money in the Treasury Money Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolios. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At June 30, 2000, Cash Management's investment was approximately 3% of the Cash Management Portfolio, NY Tax Free Money's and Tax Free Money's investments were approximately 100% of the NY Tax Free Money Portfolio and Tax Free Money Portfolio, respectively and Treasury Money's investment was approximately 27% of the Treasury Money Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolios is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

C. INVESTMENT INCOME
Each of the Funds earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the securities transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is each Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
Each Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of .55% of each Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of each Fund through April 30, 2001, to the extent necessary, to limit all expenses as a percentage of each Fund's average daily net assets. For the period ended June 30, 2000, the expenses of the respective Funds were limited as follows:

FUND                        ANNUAL RATE 1   ANNUAL RATE 2
-----                       -------------   -------------
Cash Management                  .57%           .75%
NY Tax Free Money                .55%           .75%
Tax Free Money                   .55%           .75%
Treasury Money                   .55%           .75%

--------------------------------------------------------------------------------
1 Excluding Expenses of the Portfolio.
2 Including Expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Funds.

NOTE 3 -- CAPITAL LOSS CARRYFORWARDS
At June 30, 2000, capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follows in the chart below:

                                                               CAPITAL LOSS CARRYFORWARD
                         NET                                        EXPIRATION YEAR
                    CAPITAL LOSS    ------------------------------------------------------------------------------
FUND                CARRYFORWARD       2000      2001      2002     2003      2004      2005      2006      2007
------              ------------      ------    ------    ------   ------    ------    ------    ------    ------
Cash Management       $58,189            --        --   $56,888        --        --    $1,301       --        --
NY Tax Free Money      19,862       $10,340      $739     2,075   $ 1,746    $2,716     1,774     $472        --
Tax Free Money         54,628            --        --     9,923    25,044     8,495     5,713       --    $5,453
Treasury Money          1,684            --        --        --        --        --        --       --     1,684

NOTE 4 -- FUND NAME CHANGE

On April 30, 2000, the Funds changed their names as follows:

               NEW NAME                                PRIOR NAME
            --------------                           --------------
       Cash Management Investment           BT Investment Cash Management Fund
       NY Tax Free Money Investment         BT Investment NY Tax Free Money Fund
       Tax Free Money Investment            BT Investment Tax Free Money Fund
       Treasury Money Investment            BT Investment Treasury Money Fund


--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              EURODOLLAR CERTIFICATES
              OF DEPOSIT -- 5.4%
              Barclays Bank,
$45,000,000    6.64%, 8/9/00 ..........  $   45,000,000

              Cariplo Bank,
 40,000,000    6.26%, 7/19/00 .........      40,000,175

              Credit Agricole Indosuez SA,
 50,000,000    6.15%, 7/21/00 .........      50,000,121

              Halifax PLC,
100,000,000    6.24%, 7/11/00 .........     100,000,000

              International Nederlander Bank:
 35,000,000    6.26%, 8/3/00 ..........      35,000,000
 30,000,000    6.45%, 12/7/00 .........      30,000,000

              Landesbank Baden Wurttemberg,
 40,000,000    6.245%, 7/19/00 ........      40,000,088

              Norddeutsche Landesbank
              Girozentrale,
 60,000,000    6.74%, 8/18/00 .........      60,000,754

              Westdeutsche Landesbank
              Girozentrale,
 20,000,000    6.73%, 9/29/00 .........      20,000,000
                                          -------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
   (Amortized Cost $420,001,138) ......     420,001,138
                                          -------------

              YANKEE CERTIFICATES OF DEPOSIT -- 5.8%
              Bank of Austria,
 10,000,000    6.55%, 1/31/01 .........       9,997,241

              Bank of Nova Scotia,
 25,000,000    6.71%, 2/22/01 .........      24,993,917

              Banque Nationale de Paris,
 20,000,000    6.70%, 2/20/01 .........      19,993,972

              Canadian Imperial Bank of
              Commerce:
 20,000,000    6.57%, 7/10/00 .........      20,000,000
100,000,000    6.60%, 7/19/00 .........     100,000,000
 50,000,000    6.74%, 9/19/00 .........      50,002,130
 63,000,000    6.74%, 9/19/00 .........      63,000,000
 30,000,000    6.75%, 9/19/00 .........      30,000,000

              Commerzbank AG,
 20,000,000    6.70%, 2/20/01 .........      19,993,972

              Paribas SA,
 40,000,000    6.22%, 7/6/00 ..........      39,999,931

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Royal Bank of Canada,
$ 5,000,000    5.70%, 7/3/00 ..........   $   5,000,000

              Societe Generale,
 32,000,000    6.81%, 4/17/01 .........      32,004,483

              Svenska Handelsbanken A.B.,
 35,000,000    6.77%, 3/21/01 .........      34,990,506
                                          -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Amortized Cost $449,976,152) ......     449,976,152
                                          -------------

              CERTIFICATES OF DEPOSIT -- 2.0%
              Bank of America:
 40,000,000    6.77%, 8/22/00 .........      40,000,000
 50,000,000    6.73%, 9/13/00 .........      50,000,000
 45,000,000    7.05%, 12/1/00 .........      45,000,000

              First Union Bank,
 20,000,000    6.95%, 10/23/00 ........      20,000,000
                                          -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Amortized Cost $155,000,000) ......     155,000,000
                                          -------------

              EURODOLLAR TIME DEPOSITS -- 7.4%
              Bank of Scotland:
 40,000,000    6.25%, 7/12/00 .........      40,000,000
 50,000,000    6.58%, 8/7/00 ..........      50,000,000

              Banque Bruxelles Lambert,
 25,000,000    6.50%, 10/6/00 .........      25,000,000

              Commerzbank AG,
 30,000,000    7.04%, 11/20/00 ........      30,000,000

              KBC Bank,
 50,000,000    7.00%, 7/5/00 ..........      50,000,000

              Landesbank Baden Wurttemberg:
 50,000,000    6.25%, 7/3/00 ..........      50,000,000
 25,000,000    6.17%, 7/18/00 .........      25,000,000
 40,000,000    6.38%, 9/21/00 .........      40,000,000
 25,000,000    6.97%, 11/20/00 ........      25,000,000
 35,000,000    7.03%, 11/27/00 ........      35,000,000

              Norddeutsche Landesbank
              Girozentrale,
 40,000,000    6.95%, 12/6/00 .........      40,000,000

              Norwest Minnesota N.A.,
 50,000,000    6.906%, 7/5/00 .........      50,000,000

              Paribas SA,
 40,000,000    6.50%, 10/6/00 .........      40,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18
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Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              PNC Bank,
$ 66,257,300   7.125%, 7/3/00 .........  $   66,257,300

              Svenska Handelsbanken A.B.,
  11,000,000   6.48%, 10/13/00 ........      11,000,000
                                         --------------
TOTAL EURODOLLAR TIME DEPOSITS
   (Amortized Cost $577,257,300) ......     577,257,300
                                         --------------

              FLOATING RATE NOTES -- 23.8%
              Abbey National Treasury
              Services PLC,
               Monthly Variable Rate,
 40,000,000    6.551%, 6/15/01 ........      39,970,377

              American Express Centurion Bank,
               Monthly Variable Rate,
100,000,000    6.60%, 5/9/01 ..........     100,000,000

              Asset Securitization
              Cooperative Corp.,
               Monthly Variable Rate,
 70,000,000    6.56%, 1/12/01 .........      69,991,940

              Associates Corp. of North America,
               Monthly Variable Rate,
 15,000,000    6.55%, 3/16/01 .........      14,991,615

              AT&T Capital Corp.,
               Quarterly Variable Rate,
 20,000,000    6.971%, 12/1/00 ........      20,060,016

              AT&T Corp.,
               Monthly Variable Rate:
 83,000,000    6.566%, 3/8/01 .........      82,981,644
 30,000,000    6.639%, 6/14/01 ........      30,000,000
               Quarterly Variable Rate,
 17,000,000    6.683%, 8/7/00 .........      17,000,318

              Bank of America Corp.,
               Daily Variable Rate,
 20,000,000    6.90%, 1/25/01 .........      20,000,000

              Bank of Scotland,
               Monthly Variable Rate,
 50,000,000    6.591%, 4/25/01 ........      49,988,079

               Quarterly Variable Rate,
 15,000,000    6.829%, 3/5/01 .........      14,999,387

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Bayerische Landesbank Girozentrale,
               Monthly Variable Rate:
$ 50,000,000   6.595%, 11/9/00 ........  $   49,995,300
  35,000,000   6.585%, 2/28/01 ........      34,988,766
  25,000,000   6.594%, 3/1/01 .........      24,991,927
 100,000,000   6.614%, 5/30/01 ........      99,964,442

              Bayerische Hypo-und
              Vereinsbank AG,
               Monthly Variable Rate,
  50,000,000   6.566%, 2/26/01 ........      49,984,044

              Bear Stearns Cos., Inc.,
               Monthly Variable Rate,
  30,000,000   6.60%, 9/12/00 .........      30,000,000

              Chase Manhattan Bank,
               Quarterly Variable Rate,
   5,000,000   7.01%, 11/17/00 ........       5,005,605

              Citigroup, Inc.,
               Monthly Variable Rate,
 100,000,000   6.605%, 6/6/01 .........     100,000,000

              Comerica Bank,
               Monthly Variable Rate,
  35,000,000   6.581%, 4/20/01 ........      34,989,042

              Commerzbank AG,
               Monthly Variable Rate:
  75,000,000   6.591%, 4/20/01 ........      74,982,396
  25,000,000   6.601%, 4/26/01 ........      24,994,019

              Compass Securitization LLC,
               Monthly Variable Rate,
  25,000,000   6.783%, 10/16/00 .......      24,998,937

              Credit Suisse First Boston, Inc.,
               Daily Variable Rate,
  25,000,000   7.305%, 2/20/01 ........      24,998,428

              First Union Bank,
               Daily Variable Rate,
  35,000,000   7.475%, 10/27/00 .......      35,000,000

              Ford Motor Credit Corp.,
               Quarterly Variable Rate,
  10,000,000   6.898%, 11/27/00 .......      10,002,665

              Goldman Sachs & Co.,
               Quarterly Variable Rate:
  41,450,000   6.711%, 1/8/01 .........      41,542,703
  35,000,000   6.714%, 1/16/01 ........      35,061,618
  40,000,000   6.49%, 1/25/01 .........      40,041,064


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19
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Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Household Finance Corp.,
               Daily Variable Rate,
$20,000,000    7.10%, 9/14/00 .........  $   20,006,172

              J.P. Morgan & Co., Inc.,
               Monthly Variable Rate:
 30,000,000    6.64%, 3/16/01 .........      30,000,000
 35,000,000    6.633%, 6/6/01 .........      35,000,000

              Merrill Lynch & Co., Inc.,
               Monthly Variable Rate:
 55,000,000    6.629%, 4/17/01 ........      54,995,385
 50,000,000    6.629%, 4/18/01 ........      49,996,119
               Quarterly Variable Rate:
 15,000,000    6.58%, 1/12/01 .........      15,027,226
 25,000,000    6.959%, 3/5/01 .........      25,022,508

              Morgan Stanley Dean Witter, Inc.,
               Monthly Variable Rate:
 75,000,000    6.65%, 1/29/01 .........      75,000,000
 45,000,000    6.63%, 3/16/01 .........      45,000,000
               Quarterly Variable Rate:
 20,000,000    6.854%, 2/16/01 ........      20,017,114
 16,500,000    6.92%, 2/23/01 .........      16,512,195

              National Rural Utilities CFC,
               Quarterly Variable Rate,
 15,000,000    6.77%, 6/15/01 .........      15,000,000

              Norwest Bank of Minnesota, N.A.,
               Monthly Variable Rate,
 25,000,000    6.643%, 9/7/00 .........      24,997,339

              PNC Bank,
               Monthly Variable Rate,
 25,000,000    6.585%, 7/12/00 ........      24,999,757

              SBC Communications, Inc.,
               Quarterly Variable Rate:
 50,000,000    6.325%, 5/1/01 .........      50,000,000
 30,000,000    6.684%, 5/15/01 ........      29,997,469

              Societe Generale,
               Monthly Variable Rate,
 50,000,000    6.594%, 1/19/01 ........      49,983,751

              Toyota Motor Credit Corp.,
               Quarterly Variable Rate,
 17,000,000    6.46%, 10/25/00 ........      17,007,426

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Westdeutsche Landesbank
              Girozentrale,
               Monthly Variable Rate,
$ 45,000,000   6.571%, 2/26/01 ........  $   44,985,639
                                         --------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $1,845,072,432) ....   1,845,072,432
                                         --------------

              COMMERCIAL PAPER -- 52.2%
              Aegon Funding Corporation:
 33,000,000    6.60%, 9/5/00 ..........      32,612,800
 50,000,000    6.17%, 9/6/00 ..........      49,442,986
 30,000,000    6.18%, 9/18/00 .........      29,603,450
 33,000,000    6.20%, 12/1/00 .........      32,141,817

              Alcoa, Inc.,
 40,000,000    6.62%, 8/2/00 ..........      39,779,333

              Asset Portfolio Funding Corp.,
 32,166,000    6.70%, 12/6/00 .........      31,232,114

              Associates First Capital Corp.,
 30,000,000    6.60%, 9/14/00 .........      29,598,500

              AT&T Corp.,
 50,000,000    6.69%, 9/5/00 ..........      49,405,333

              BAE Systems Holdings, Inc.:
 45,000,000    6.60%, 8/10/00 .........      44,686,500
 40,000,000    6.66%, 8/21/00 .........      39,637,400

              Bank of America Corp.:
 40,000,000    6.06%, 8/9/00 ..........      39,750,867
 22,000,000    6.10%, 9/8/00 ..........      21,750,239
 20,000,000    6.26%, 10/3/00 .........      19,680,044
 35,000,000    6.68%, 12/4/00 .........      33,999,856

              Bavaria Trust Corp.:
100,000,000    6.55%, 7/11/00 .........      99,854,444
 24,275,000    6.605%, 7/26/00 ........      24,172,563

              Bell Atlantic Network Funding,
 39,000,000    6.53%, 7/21/00 .........      38,872,665

              British Telecommunications PLC:
 40,000,000    6.17%, 7/17/00 .........      39,904,022
 25,000,000    6.08%, 9/1/00 ..........      24,746,667
 20,000,000    6.27%, 10/11/00 ........      19,651,667
 25,000,000    6.25%, 10/12/00 ........      24,561,632
 68,000,000    6.69%, 11/8/00 .........      66,381,227
 15,000,000    6.69%, 11/13/00 ........      14,629,262
 45,000,000    6.22%, 12/4/00 .........      43,802,650


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Compass Sercuritization LLC:
$ 15,135,000   6.61%, 7/3/00 ..........  $   15,135,000
 100,000,000   6.60%, 7/5/00 ..........      99,963,333
  70,000,000   6.57%, 7/10/00 .........      69,910,575
  41,490,000   6.55%, 7/11/00 .........      41,429,609
  15,000,000   6.62%, 7/25/00 .........      14,939,317

              Corporate Asset Funding Co., Inc.:
  45,000,000   6.61%, 8/21/00 .........      44,595,137
  10,000,000   6.64%, 8/22/00 .........       9,907,778

              Corporate Receivables Corp.:
  35,000,000   6.53%, 7/17/00 .........      34,911,119
  65,000,000   6.60%, 8/1/00 ..........      64,654,417
  30,000,000   6.60%, 8/2/00 ..........      29,835,000
  30,000,000   6.65%, 8/21/00 .........      29,728,458

              Credit Suisse First Boston, Inc.:
  50,000,000   6.63%, 8/7/00 ..........      49,677,708
  32,000,000   6.60%, 8/10/00 .........      31,777,050
  40,000,000   6.65%, 8/23/00 .........      39,623,167
  34,500,000   6.60%, 9/5/00 ..........      34,095,200

              Delaware Funding Corp.,
  50,000,000   6.59%, 7/20/00 .........      49,844,403

              Den Danske Corp.:
  33,000,000   6.68%, 11/13/00 ........      32,185,597
  20,000,000   6.71%, 12/6/00 .........      19,418,467

              Diageo Capital PLC,
  30,000,000   6.90%, 7/5/00 ..........      29,988,500

              Edison Asset Security LLC,
  40,000,000   6.60%, 8/4/00 ..........      39,765,333

              Fortis Bank:
  25,000,000   6.64%, 8/10/00 .........      24,824,778
  40,000,000   6.08%, 9/1/00 ..........      39,594,667
  23,600,000   6.69%, 12/12/00 ........      22,889,522

              France Telecom SA:
  30,000,000   6.54%, 7/17/00 .........      29,923,700
  60,000,000   6.64%, 8/1/00 ..........      59,678,865
  17,300,000   6.57%, 8/7/00 ..........      17,189,496
  35,000,000   6.58%, 8/11/00 .........      34,750,508
  40,000,000   6.60%, 9/12/00 .........      39,479,333
  37,383,000   6.62%, 9/15/00 .........      36,874,300
  25,000,000   6.62%, 9/18/00 .........      24,646,014

              General Electric Financial
              Assurance Holdings, Inc.,
  55,000,000   6.84%, 7/6/00 ..........      54,968,650

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              General Electric Capital Corp.
              International Funding, Inc.:
$37,633,000    6.90%, 7/5/00 ..........  $   37,618,574
 18,000,000    6.54%, 7/12/00 .........      17,970,570
 20,000,000    6.63%, 8/3/00 ..........      19,885,817
 45,000,000    6.59%, 8/15/00 .........      44,645,787
 50,000,000    6.58%, 8/16/00 .........      49,597,889
 40,000,000    6.65%, 8/24/00 .........      39,615,778
 25,000,000    6.61%, 9/11/00 .........      24,678,681

              Glaxo Wellcome PLC,
 16,900,000    6.60%, 9/29/00 .........      16,627,347

              Goldman Sachs & Co.:
 29,000,000    6.65%, 8/7/00 ..........      28,812,507
 75,000,000    6.09%, 8/22/00 .........      74,365,625
 85,000,000    6.68%, 9/18/00 .........      83,785,539

              Greyhawk Funding LLC:
 10,000,000    6.13%, 7/5/00 ..........       9,996,594
 72,000,000    6.55%, 7/24/00 .........      71,724,900
 50,000,000    6.58%, 8/8/00 ..........      49,671,000
 45,000,000    6.59%, 8/15/00 .........      44,645,787
 20,000,000    6.61%, 9/15/00 .........      19,728,256

              Invensys PLC,
 20,000,000    6.62%, 8/11/00 .........      19,856,567

              Mellon Financial Corp.,
 25,000,000    6.62%, 7/24/00 .........      24,903,458

              Merck & Co.,
 75,000,000    6.80%, 7/7/00 ..........      74,943,333

              Merrill Lynch & Co., Inc.:
 53,000,000    6.15%, 7/10/00 .........      52,936,621
 53,000,000    6.13%, 7/17/00 .........      52,873,654

              Moriarty Ltd.,
 30,000,000    6.20%, 9/25/00 .........      29,566,000

              National Rural Utilities CFC:
 20,000,000    6.13%, 7/17/00 .........      19,952,322
 15,000,000    6.62%, 8/15/00 .........      14,881,392
 25,000,000    6.08%, 9/6/00 ..........      24,725,556
 30,000,000    6.15%, 9/19/00 .........      29,600,250
 15,000,000    6.09%, 9/22/00 .........      14,794,462

              Province of Quebec:
 30,000,000    6.09%, 8/10/00 .........      29,807,150
 15,000,000    6.09%, 8/17/00 .........      14,885,812

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Receivables Capital Corp.:
$30,000,000    6.59%, 8/9/00 ..........  $   29,796,808
 70,000,000    6.61%, 9/5/00 ..........      69,177,422

              Salomon Smith Barney Holdings, Inc.:
 60,000,000    6.54%, 7/14/00 .........      59,880,100
 50,000,000    6.52%, 8/1/00 ..........      49,737,389

              SBC Communications, Inc.,
 70,000,000    6.75%, 7/10/00 .........      69,908,125

              Sheffield Receivables Corp.:
 20,000,000    6.60%, 7/14/00 .........      19,959,667
 50,900,000    6.61%, 7/17/00 .........      50,769,353
 74,000,000    6.67%, 7/26/00 .........      73,684,657
 37,900,000    6.59%, 8/4/00 ..........      37,677,990
 40,000,000    6.60%, 8/7/00 ..........      39,743,333
 33,000,000    6.65%, 9/5/00 ..........      32,609,867

              Toyota Motor Credit Corp.,
 15,000,000    6.05%, 8/28/00 .........      14,858,833

              Tulip Funding Corp.:
 40,000,000    6.55%, 7/10/00 .........      39,949,056
 11,724,000    6.61%, 7/17/00 .........      11,693,863
 36,044,000    6.61%, 7/19/00 .........      35,938,111
 20,000,000    6.66%, 7/28/00 .........      19,907,500
 90,000,000    6.65%, 9/26/00 .........      88,586,875
 35,000,000    6.65%, 9/27/00 .........      34,443,986

              Volkswagen of America, Inc.,
 25,000,000    6.56%, 8/15/00 .........      24,804,111

              Wells Fargo Bank,
 50,000,000    6.58%, 8/23/00 .........      49,533,917

              Windmill Funding Corp.:
 25,000,000    6.53%, 7/14/00 .........      24,950,118
 40,000,000    6.65%, 7/20/00 .........      39,874,389
 15,000,000    6.58%, 7/24/00 .........      14,942,425
 25,000,000    6.60%, 8/7/00 ..........      24,839,583
                                         --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $4,050,467,745) ....   4,050,467,745
                                         --------------

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              FUNDING AGREEMENTS -- 2.8%
              Allstate Life Insurance,
               Quarterly Variable Rate,1,2
$45,000,000    6.868%, 7/2/01 .........  $   45,000,000

              First Allmerica Financial Life
              Insurance,
               Quarterly Variable Rate,1,2
 45,000,000    6.97%, 1/29/01 .........      45,000,000

              GE Life and Annuity
              Assurance Co.,
               Quarterly Variable Rate:1,2
 40,000,000    6.721%, 9/1/00 .........      40,000,000
 20,000,000    6.91%, 3/1/01 ..........      20,000,000

              Travelers Insurance Co,
               Quarterly Variable Rate:1,2
 40,000,000    6.35%, 2/23/01 .........      40,000,000
 30,000,000    6.36%, 4/2/01 ..........      30,000,000
                                         --------------
TOTAL FUNDING AGREEMENTS
   (Amortized Cost $220,000,000) ......     220,000,000
                                         --------------

              GOVERNMENT AGENCY -- 0.2%
              Federal National Mortgage
              Association,
 15,000,000    6.35%, 2/2/01 ..........      14,990,703
                                         --------------
TOTAL GOVERNMENT AGENCY
   (Amortized Cost $14,990,703) .......      14,990,703
                                         --------------
TOTAL INVESTMENTS
   (Amortized Cost
     $7,732,765,470) .........   99.6%   $7,732,765,470

OTHER ASSETS IN EXCESS
  OF LIABILITIES .............    0.4        30,004,558
                                -----    --------------
NET ASSETS ...................  100.0%   $7,762,770,028
                                =====    ==============

--------------------------------------------------------------------------------
1 Illiquid security.
2 Funding agreement subject to a thirty or ninety day demand feature.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

NY Tax Free Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   PRINCIPAL
    AMOUNT                        SECURITY                              VALUE

               NEW YORK -- 103.8%
$ 1,000,000    Buffalo, New York, RAN, Series A,
                (LOC: Landesbank-Hessen-Thuringen), 4.65%,
                7/25/00 ..........................................   $ 1,000,396

  2,445,000    Great Neck North, New York Water Authority,
                Water System Revenue, Series A, (FGIC
                Insured), Variable Rate Weekly Demand Note 1,
                4.65%, 1/1/20 ....................................     2,445,000

  2,000,000    Half Hollow Hills Central School District,
                New York, TAN, 4.80%, 6/29/01 ....................     2,009,380

  1,000,000    Long Island Power Authority, New York,
                Electric System Revenue, (LOC: Westdeutsche
                Landesbank 50%, Bayerische Landesbank 50%),
                Variable Rate Demand Bonds, (Tax Exempt
                Commercial Paper Mode), 4.60%, 7/24/00 ...........     1,000,000

  1,000,000    Long Island Power Authority, New York,
                Electric System Revenue, (LOC: Westdeutsche
                Landesbank 50%, Bayerische Landesbank 50%),
                Variable Rate Demand Bonds, (Tax Exempt
                Commercial Paper Mode), 4.05%, 8/16/00 ...........     1,000,000

  2,350,000    Long Island Power Authority, New York,
                Electrical System Revenue, Sub Series 6,
                (LOC: ABN Amro Bank N.V. 50%, Morgan
                Guaranty Trust 50%), Variable Rate Daily
                Demand Note 1, 4.40%, 5/1/33 .....................     2,350,000

  4,600,000    Long Island Power Authority, New York,
                Electrical System Revenue, Sub Series 6,
                (LOC: ABN Amro Bank N.V. 50%, Morgan
                Guaranty Trust 50%), Variable Rate Daily
                Demand Note 1, 4.45%, 5/1/33 .....................     4,600,000

  2,000,000    Metropolitan Transportation Authority, New York,
                Series B, Tax Exempt Commercial Paper,
                4.50%, 8/10/00 ...................................     2,000,000

    700,000    Metropolitan Transportation Authority, New York,
                Series B, Tax Exempt Commercial Paper,
                4.15%, 9/8/00 ....................................       700,000

  2,200,000    Municipal Assistance Corp., New York City,
                New York, Series G, Revenue Bond, 5.50%,
                7/1/00 ...........................................     2,200,000

  1,000,000    Municipal Assistance Corp., New York City,
                New York, Series M, Revenue Bond, 4.00%,
                7/1/00 ...........................................     1,000,000

  1,700,000    Nassau County, New York, Industrial
                Development Agency, (Cold Spring Harbor),
                (LOC: Morgan Guaranty Trust), Variable Rate
                Daily Demand Note 1, 4.45%, 1/1/34 ...............     1,700,000

    800,000    Nassau County, New York, Industrial
                Development Agency, (Winthrop Hospital),
                Variable Rate Daily Demand Note 1, 4.45%,
                3/1/28 ...........................................       800,000

  2,000,000    New York City, New York, BAN, Transitional
                Finance Authority Revenue, Series 3, 4.75%,
                11/1/00 ..........................................     2,004,179

    345,000    New York City, New York, G.O., Escrowed to
                Maturity in U.S. Government Securities,
                Series D, 5.125%, 2/15/01 ........................       347,127

  2,600,000    New York City, New York, Health & Hospital
                Corp., Series D, (LOC: Bank of Nova Scotia),
                Variable Rate Weekly Demand Note 1, 4.40%,
                2/15/26 ..........................................     2,600,000

  2,500,000    New York City, New York, Housing Development
                Corporation, (Carnegie Park), (Guaranteed by
                FNMA), Variable Rate Weekly Demand Note 1,
                4.40%, 11/15/19 ..................................     2,500,000

  1,300,000    New York City, New York, Housing Development
                Corporation, (Columbus Apartments Project),
                (Guaranteed by FNMA), Variable Rate Weekly
                Demand Note 1, 4.40%, 3/15/25 ....................     1,300,000

  2,000,000    New York City, New York, Housing Development
                Corporation, (Guaranteed by FNMA), Revenue
                Bond, 4.40%, 11/15/19 ............................     2,000,000

  2,000,000    New York City, New York, Housing Development
                Corporation, (Guaranteed by FNMA), Revenue
                Bond, 4.40%, 10/15/28 ............................     2,000,000

    200,000    New York City, New York, Municipal Water
                Finance Authority, Water and Sewer System
                Revenue, Series A, (FGIC Insured), Variable
                Rate Daily Demand Note 1, 4.75%, 6/15/25 .........       200,000

  4,200,000    New York City, New York, Municipal Water
                Finance Authority, Water and Sewer System
                Revenue, Series G, (FGIC Insured), Variable
                Rate Daily Demand Note 1, 4.75%, 6/15/24 .........     4,200,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

NY Tax Free Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   PRINCIPAL
    AMOUNT                        SECURITY                              VALUE

$   300,000    New York City, New York, Series B,
                (FGIC Insured), Variable Rate Daily Demand
                Note 1, 4.75%, 10/1/22 ...........................   $   300,000

  3,550,000    New York City, New York, Sub Series A-4,
                (LOC: Chase Manhattan Bank), Variable Rate
                Daily Demand Note 1, 4.50%, 8/1/21 ...............     3,550,000

    600,000    New York City, New York, Sub Series A-5,
                (LOC: KBC Bank N.V.), Variable Rate Daily
                Demand Note 1, 4.45%, 8/1/15 .....................       600,000

    700,000    New York City, New York, Sub Series A-10,
                (LOC: Morgan Guaranty Trust), Variable Rate
                Daily Demand Note 1, 4.75%, 8/1/17 ...............       700,000

    400,000    New York City, New York, Transitional Finance
                Authority Revenue, Series A-2, Variable Rate
                Weekly Demand Note 1, 4.40%, 11/15/27 ............       400,000

  1,000,000    New York City, New York, Transitional Finance
                Authority Revenue, Series C, Variable Rate
                Daily Demand Note 1, 4.50%, 5/1/28 ...............     1,000,000

  3,000,000    New York City, New York, Trust for Cultural
                Research, Museum of Broadcasting, (LOC: KBC
                Bank N.V.), Variable Rate Weekly Demand
                Note 1, 4.40%, 5/1/14 ............................     3,000,000

  1,000,000    New York, New York, G.O., Series B,
                (FGIC Insured), Variable Rate Daily Demand
                Note 1, 4.75%, 10/1/20 ...........................     1,000,000

  1,000,000    New York State, (LOC: Bayerische Landesbank 50%,
                Landesbank-Hessen-Thuringen 50%), Tax Exempt
                Commercial Paper, 3.95%, 7/10/00 .................     1,000,000

  3,500,000    New York State Dormitory Authority, (New York
                Public Library), Series A, Variable Rate
                Weekly Demand Note 1, 4.40%, 7/1/28 ..............     3,500,000

  3,400,000    New York State Dormitory Authority Revenue,
                (City University System), Series A,
                (Escrowed in U.S. Government), Prerefunded
                07/01/00 @ $102, Revenue Bond, 7.625%,
                7/1/20 ...........................................     3,468,000

  1,105,000    New York State Dormitory Authority Revenue,
                (Cornell University), Revenue Bond, 4.60%,
                7/1/00 ...........................................     1,105,000

  1,000,000    New York State Dormitory Authority Revenue,
                (Cornell University), Series B, (LOC: Chase
                Manhattan Bank), Variable Rate Weekly Demand
                Note 1, 4.35%, 7/1/30 ............................     1,000,000

  1,800,000    New York State Dormitory Authority Revenue,
                (Memorial Sloan-Kettering), Series B, (LOC:
                Chase Manhattan Bank), Variable Rate Daily
                Demand Note 1, 4.55%, 7/1/19 .....................     1,800,000

  1,000,000    New York State Dormitory Authority Revenue
                (Memorial Sloan-Kettering), Series C, (LOC:
                Chase Manhattan Bank), Variable Rate Weekly
                Demand Note 1, 4.50%, 7/1/19 .....................     1,000,000

  2,700,000    New York State Energy Research and Development
                Authority, P.C.R., New York State Electric
                and Gas, (LOC: Bank One Illinois N.A.),
                Revenue Bond, 4.55%, 10/1/29 .....................     2,700,000

  1,170,000    New York State Energy Research and Development
                Authority, P.C.R., New York State Electric
                and Gas, (LOC: Morgan Guaranty Trust),
                Variable Rate Daily Demand Note 1, 4.50%,
                6/1/29 ...........................................     1,170,000

  2,055,000    New York State Environmental Facilities Corporation,
                State Clean Water and Drinking, Pooled Loan,
                Revenue Bond, 5.00%, 1/15/01 .....................     2,061,967

    200,000    New York State Environmental Facilities Corporation,
                State Water Revolving Fund, Series B,
                Revenue Bond, 6.30%, 9/15/00 .....................       200,844

  3,000,000    New York State Housing Finance Agency, Contract
                Obligation Revenue, Series A, (LOC:
                Commerzbank A.G.), Revenue Bond, 4.35%,
                3/15/27 ..........................................     3,000,000

  1,294,000    New York State Housing Finance Agency, Hospital
                Special Surgery Staff, Series A, (LOC: Chase
                Manhattan Bank), Variable Rate Weekly Demand
                Note 1, 4.50%, 11/1/10 ...........................     1,294,000

  2,690,000    New York State Housing Finance Agency,
                (Normandie Court I Project), (LOC:
                Landesbank-Hessen-Thuringen), Variable Rate
                Weekly Demand Note 1, 4.45%, 5/15/15 .............     2,690,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       24
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NY Tax Free Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   PRINCIPAL
    AMOUNT                        SECURITY                              VALUE

$   900,000    New York State Local Government Assistance
                Corp., Series A, (LOC: Bayerische Landesbank
                50%, Westdeutsche Landesbank 50%), Variable
                Rate Weekly Demand Note 1, 4.35%, 4/1/22 .........   $  900,000

  2,000,000    New York State Local Government Assistance
                Corp., Series A, Revenue Bond, 7.25%, 4/1/18 .....    2,082,736

  1,000,000    New York State Local Government Assistance
                Corp., Series B, (LOC: Bayerische Landesbank
                50%, Westdeutsche Landesbank 50%), Variable
                Rate Weekly Demand Note 1, 4.35%, 4/1/23 .........    1,000,000

    400,000    New York State Medical Care Facility,
                (Lenox Hill Hospital), Series A, (LOC: Chase
                Manhattan Bank), Revenue Bond, 4.80%,
                11/1/08 ..........................................      400,000

  2,000,000    New York State Thruway Authority, Highway
                and Bridge Trust Fund, Tax Exempt Commercial
                Paper, 4.15%, 8/9/00 .............................    2,000,000

  1,500,000    New York State Thruway Authority, Highway &
                Bridge Trust Fund, Tax Exempt Commercial
                Paper, 4.20%, 10/5/00 ............................    1,500,000

  1,500,000    New York State Thruway Authority, Highway and
                Bridge Trust Fund, Series G, (Ambac Insured)
                Revenue Bond, 6.00%, 4/1/01 ......................    1,519,619

    600,000    New York State, Energy, Variable Rate Weekly
                Demand Note 1, 4.40%, 10/1/29 ....................      600,000

  4,200,000    Triborough Bridge & Tunnel Authority,
                New York, Series C, (AMBAC Insured),
                Variable Rate Weekly Demand Note 1, 4.25%,
                1/1/13 ...........................................    4,200,000

  1,225,000    Westchester County, New York, G.O.,
                Series B, 4.60%, 11/15/00 ........................    1,227,066
                                                                    -----------
TOTAL NEW YORK (Amortized Cost $91,925,314) ......................   91,925,314
                                                                    -----------

TOTAL INVESTMENTS (Amortized Cost $91,925,314) .........    103.8%  $91,925,314

LIABILITIES IN EXCESS OF OTHER ASSETS ..................     (3.8)   (3,344,234)
                                                            -----   -----------
NET ASSETS .............................................    100.0%  $88,581,080
                                                            =====   ===========

--------------------------------------------------------------------------------
1 Securities payable on demand, secured by Bank Letter of Credit on other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of money interest rates.

The following  abbreviations  are  used  in  portfolio  descriptions:

AMBAC  -- American Municipal Bond Assurance Corporation
BAN    -- Bond Anticipation Note
FGIC   -- Financial Guaranty Insurance Corporation
FNMA   -- Federal National Mortgage Association
G.O.   -- General Obligation
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance
P.C.R. -- Pollution Control Revenue
RAN    -- RevenueAnticipation Notes
TRAN   -- Tax Revenue Anticipation Notes

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       25
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Tax Free Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   PRINCIPAL
    AMOUNT                        SECURITY                              VALUE

               ARIZONA -- 0.4%
 $  500,000    Scottsdale, Arizona, G.O.,
                Series A, 6.50%, 7/1/00 .........................   $   500,000
                                                                    -----------
               COLORADO -- 0.7%
    805,000    Colorado Housing Finance Authority, Multifamily
                Housing, (Hunters Project), (Guaranteed by
                FNMA), Revenue Bond, 4.75%, 10/15/16 ............       805,000
                                                                    -----------
               FLORIDA -- 0.4%
    500,000    Pinellas County, Florida, Health Facility
                Authority Revenue, (Pooled Hospital Loan
                Program), (AMBAC Insured), Variable Rate
                Daily Demand Note 1, 4.60%, 12/1/15 .............       500,000
                                                                    -----------
               GEORGIA -- 11.6%
  2,000,000    Burke County, Georgia, Tax Exempt Commercial
                Paper, 4.10%, 8/10/00 (Ambac Insured) ...........     2,000,000

  2,000,000    Burke County, Georgia, Tax Exempt Commercial
                Paper, 4.15%, 9/6/00 (Ambac Insured) ............     2,000,000

  1,000,000    Cobb County, Georgia, Housing Authority,
                (Post Mill Project), (Guaranteed by FNMA),
                Revenue Bond, 4.75%, 6/1/25 .....................     1,000,000

  1,000,000    Georgia State, G.O., Series D, 6.50%, 8/1/00 .....     1,001,981

  2,000,000    Georgia State, G.O., Series D, 6.80%, 8/1/00 .....     2,004,126

  1,000,000    Georgia State, G.O., Series D, 7.70%, 11/1/00 ....     1,011,596

  1,000,000    Macon-Bibb County, Georgia, Hospital Authority
                Revenue, (Medical Center of Central
                Georgia), (LOC: SunTrust Bank), Variable
                Rate Weekly Demand Note 1, 4.80%, 12/1/18 .......     1,000,000

  4,000,000    Smyrna Georgia Housing Authority, Multifamily
                Housing, (F&M Villages Project), (Guaranteed
                by FNMA), Revenue Bond, 4.75%, 6/1/25 ...........     4,000,000
                                                                    -----------
                                                                     14,017,703
                                                                    -----------
               ILLINOIS -- 13.4%
  1,000,000    Chicago, Illinois, G.O., Adjustable Tender Notes,
                (LOC: Westdeutsche Landesbank), 4.00%,
                10/26/00 ........................................     1,000,000

  1,000,000    Chicago, Illinois, G.O., Series A-2,
                (AMBAC Insured), 5.25%, 1/1/01 ..................     1,005,098

  3,000,000    Illinois Development Finance Authority,
                (Jewish Federation Project), (AMBAC
                Insured), Variable Rate Weekly Demand Note 1,
                4.80%, 9/1/23 ...................................     3,000,000

  2,000,000    Illinois Health Facilities Authority,
                (Gottlieb Health Resources, Inc.), (LOC:
                Harris Trust and Savings Bank), Revenue
                Bond, 4.70%, 11/15/25 ...........................     2,000,000

  1,700,000    Illinois Health Facilities Authority,
                (Gottlieb Health Resources, Inc.), (LOC:
                Harris Trust and Savings Bank), Variable
                Rate Weekly Demand Note 1, 4.70%, 11/15/24 ......     1,700,000

  2,400,000    Illinois Health Facilities Authority,
                (Northwestern Memorial Hospital), Variable
                Rate Daily Demand Note 1, 4.60%, 8/15/2 .........     2,400,000

  2,000,000    Illinois Housing Development Authority,
                Multifamily Housing, (Lakeshore Plaza),
                Series A, (Guaranteed by MBIA), Variable
                Rate Weekly Demand Note 1, 4.80%, 7/1/27 ........     2,000,000

  3,000,000    Schaumburg, Illinois, G.O., Series A,
                4.75%, 12/1/13 ..................................     3,000,000
                                                                    -----------
                                                                     16,105,098
                                                                    -----------
               KENTUCKY -- 1.7%
  2,000,000    Kentucky Asset/Liability Commission, TRAN,
                General Fund, Series A, 5.25%, 6/27/01 ..........     2,013,360
                                                                    -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       26
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Tax Free Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   PRINCIPAL
    AMOUNT                        SECURITY                              VALUE

               LOUISIANA -- 0.8%
$   900,000    East Baton Rouge Parish, Louisiana,
                Revenue Bond, 4.45%, 11/1/19 ....................  $    900,000
                                                                   ------------
               MARYLAND -- 5.5%
  2,000,000    Maryland State Health and Higher Educational
                Facility Authority, (University of
                Maryland), (LOC:First Union) Variable Rate
                Weekly Demand Note 1, 4.75%, 7/1/24 .............     2,000,000

  2,000,000    Montgomery County, Maryland, Tax Exempt
                Commercial Paper, 4.15%, 9/5/00 .................     2,000,000

  2,600,000    Montgomery County, Maryland, Tax Exempt
                Commercial Paper, 4.20%, 9/8/00 .................     2,600,000
                                                                   ------------
                                                                      6,600,000
                                                                   ------------
               MASSACHUSETTS -- 0.8%
  1,000,000    Massachusetts State, G.O., Series B,
                (AMBAC Insured), 6.20%, 8/1/00 ..................     1,001,645
                                                                   ------------
               MINNESOTA -- 5.7%
  2,000,000    Minneapolis, Minnesota, G.O., 4.50%, 12/1/00 .....     2,002,830

  1,075,000    Minnesota Public Facility Authority, P.C.R.,
                Series A, Revenue Bond, 5.00%, 3/1/01 ...........     1,080,779

  1,705,000    Minnesota State, G.O., 5.50%, 6/1/01 .............     1,721,862

  2,000,000    University of Minnesota, Series A, Variable
                Rate Weekly Demand Note 1, 4.80%, 1/1/3 .........     2,000,000
                                                                   ------------
                                                                      6,805,471
                                                                   ------------
               MISSISSIPPI -- 2.5%
  3,000,000    Perry County, Mississippi, P.C.R.,
                (Leaf Forest Project), (LOC: Wachovia),
                Variable Rate Daily Demand Note 1, 4.45%,
                3/1/02 ..........................................     3,000,000
                                                                   ------------
               NEVADA -- 1.7%
  2,000,000    Las Vegas, Nevada, Valley Water District,
                Tax Exempt Commercial Paper, 4.20%, 9/11/00 .....     2,000,000
                                                                   ------------
               NEW YORK -- 18.3%
  2,000,000    Buffalo, New York, RAN, Series A, (LOC:
                Landesbank-Hessen-Thuringen), 4.65%, 7/25/00 ....     2,001,000

  1,900,000    Long Island Power Authority, New York,
                Electrical System Revenue, Sub Series 6,
                (LOC: ABN Amro Bank N.V. 50%, Morgan
                Guaranty Trust 50%), Variable Rate Daily
                Demand Note 1, 4.45%, 5/1/33 ....................     1,900,000

  3,000,000    New York City, New York, G.O., Sub Series
                A-4, (LOC: Chase Manhattan Bank), Variable
                Rate Daily Demand Note 1, 4.50%, 8/1/21 .........     3,000,000

  1,000,000    New York City, New York, G.O., Sub Series B-2,
                (LOC: Morgan Guaranty Trust), Variable Rate
                Daily Demand Note 1, 4.75%, 8/15/18 .............     1,000,000

    550,000    New York City, New York, G.O., Sub Series B-2,
                (LOC: Morgan Guaranty Trust), Variable Rate
                Daily Demand Note 1, 4.75%, 8/15/19 .............       550,000

    150,000    New York City, New York, G.O., Sub Series B-3,
                (LOC: Morgan Guaranty Trust), Variable Rate
                Daily Demand Note 1, 4.75%, 8/15/18 .............       150,000

  1,000,000    New York City, New York, Municipal Water Finance
                Authority, Water and Sewer System Revenue,
                (LOC: Westdeutsche Landesbank), Tax Exempt
                Commercial Paper, 4.45%, 7/26/00 ................     1,000,000

  2,000,000    New York City, New York, Municipal Water Finance
                Authority, Water and Sewer System Revenue,
                Series A, (FGIC Insured), Variable Rate
                Daily Demand Note 1, 4.75%, 6/15/25 .............     2,000,000

  1,000,000    New York City, New York, Municipal Water Finance
                Authority, Water and Sewer System Revenue,
                Series G, (FGIC Insured), Variable Rate
                Daily Demand Note 1, 4.75%, 6/15/24 .............     1,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       27
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Tax Free Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   PRINCIPAL
    AMOUNT                        SECURITY                              VALUE

$ 1,600,000    New York, New York, G.O., Series B,
                (FGIC Insured), Variable Rate Daily Demand
                Note 1, 4.75%, 10/1/21 ..........................  $  1,600,000

  4,000,000    New York State Local Assistance Corp.,
                Series B, (LOC: Westdeutsche Landesbank 50%,
                Bayerische Landesbank 50%), Variable Rate
                Weekly Demand Note 1, 4.35%, 4/1/23 .............     4,000,000

  1,700,000    New York State Local Assistance Corp., Series A,
                Revenue Bond, Prerefunded 4/1/02 @ $102,
                7.25%, 4/1/18 ...................................     1,770,268

  2,000,000    New York State Thruway, Tax Exempt Commercial
                Paper, 4.20%, 10/5/00 ...........................     2,000,000
                                                                   ------------
                                                                     21,971,268
                                                                   ------------
               NORTH CAROLINA -- 4.9%
  1,000,000    Charlotte-Mecklenberg Hospital Authority,
                North Carolina, Health Care System Revenue,
                Series D, Variable Rate Weekly Demand Note 1,
                4.70%, 1/15/26 ..................................     1,000,000

    800,000    North Carolina Medical Care Commission,
                (Moses H. Cone Memorial Hospital Project),
                Variable Rate Weekly Demand Note 1, 4.65%,
                10/1/23 .........................................       800,000

  4,100,000    Wake County, North Carolina, P.C.R., Series B,
                (LOC: Bank of New York), Variable Rate Daily
                Demand Note 1, 4.75%, 6/15/14 ...................     4,100,000
                                                                   ------------
                                                                      5,900,000
                                                                   ------------
               OHIO -- 4.4%
  1,115,000    Ohio State Building Authority, (State Correction
                Facility), Revenue Bond, 4.20%, 10/1/00 .........     1,115,000

  3,200,000    Ohio State University General Receipts,
                Revenue Bond, 4.75%, 12/1/07 ....................     3,200,000

  1,000,000    Ohio State University General Receipts,
                Revenue Bond, 4.90%, 12/1/19 ....................     1,000,000
                                                                   ------------
                                                                      5,315,000
                                                                   ------------
               PENNSYLVANIA -- 0.4%
    500,000    Lehigh County, Pennsylvania, I.D.A., Allegheny
                Electric, (LOC: Rabobank Nederland),
                Variable Rate Monthly Demand Note 1, 4.40%,
                6/1/14 ..........................................       500,000
                                                                   ------------
               TENNESSEE -- 4.2%
  1,000,000    Metropolitan Government of Nashville &
                Davidson County, Tennessee, G.O., Series A,
                5.125%, 11/15/00 ................................     1,001,503

  3,000,000    Tennessee State, Tax Exempt Commercial
                Paper, 4.15%, 8/3/00 ............................     3,000,000

  1,000,000    Tennessee State, Tax Exempt Commercial
                Paper, 4.20%, 8/22/00 ...........................     1,000,000
                                                                   ------------
                                                                      5,001,503
                                                                   ------------
               TEXAS -- 13.1%
    965,000    Austin, Texas, G.O. Series A, 8.875%, 9/1/00 .....       972,115

  1,000,000    City of Houston, Texas, G.O., Series B,
                Tax Exempt Commercial Paper, 4.55%, 7/19/00 .....     1,000,000

  1,000,000    Dallas, Texas, G.O., 5.00%, 2/15/01 ..............     1,002,395

  2,874,000    Harris County, Texas, Tax Exempt
                Commercial Paper, 4.75%, 8/3/00 .................     2,874,000

    345,000    Harris County, Texas, Tax Exempt
                Commercial Paper, 4.90%, 8/3/00 .................       345,000

    350,000    Harris County, Texas, Tax Exempt
                Commercial Paper, 5.00%, 8/3/00 .................       350,000

  1,900,000    Southwest Higher Education Authority Inc.,
                Southern Methodist University, Project B,
                (LOC: Landesbank-Hessen-Thuringen), Variable
                Rate Weekly Demand Note 1, 4.75%, 10/1/29 .......     1,900,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Tax Free Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   PRINCIPAL
    AMOUNT                        SECURITY                              VALUE

 $  565,000    Texas Small Business Industrial Development
                Corporation, Texas Public Facilities Capital
                Access, (LOC: KBC Bank N.V.), Variable Rate
                Weekly Demand Note 1, 4.85%, 7/1/26 .............  $    565,000

  4,000,000    Texas State, TRAN, Series A, 4.50%, 8/31/00 ......     4,004,378

  2,718,000    University of Texas, Tax Exempt Commercial
                Paper, 4.15%, 10/5/00 ...........................     2,718,000
                                                                   ------------
                                                                     15,730,888
                                                                   ------------
               UTAH -- 2.6%
  1,630,000    Salt Lake City, Utah, G.O., 5.00%, 6/15/01 .......     1,639,422

  1,500,000    Utah State, G.O., Series A-F, 4.70%, 7/1/00 ......     1,500,000
                                                                   ------------
                                                                      3,139,422
                                                                   ------------
               VERMONT -- 3.9%
  4,735,000    Vermont State, I.D.A., Central Vermont
                Public Service, (LOC: Toronto Dominion
                Bank), Variable Rate Monthly Demand Note 1,
                4.50%, 12/1/13 ..................................     4,735,000
                                                                   ------------
               VIRGINIA -- 0.8%
  1,020,000    Virginia State, Public School Authority,
                Series C, Revenue Bond, 5.00%, 8/1/00 ...........     1,020,933
                                                                   ------------
               WASHINGTON -- 0.8%
  1,000,000    Washington Suburban Sanitation District,
                G.O., 6.00%, 11/1/00 ............................     1,005,944
                                                                   ------------
               WYOMING -- 7.1%
    800,000    Lincoln County, Wyoming, P.C.R., (Exxon
                Project-C), Variable Rate Daily Demand
                Note 1, 4.45%, 11/1/14 ..........................       800,000

  4,300,000    Platte County, Wyoming, P.C.R., Tri State,
                (LOC: National Rural Utility), Variable Rate
                Daily Demand Note 1, 4.75%, 7/1/14 ..............     4,300,000

  3,500,000    Unita County, Wyoming, P.C.R., (Chevron U.S.A.
                Income Project), Variable Rate Daily Demand
                Note 1, 4.40%, 8/15/20 ..........................     3,500,000
                                                                   ------------
                                                                      8,600,000
                                                                   ------------

TOTAL INVESTMENTS (Amortized Cost $127,168,235) .........  105.7%  $127,168,235

LIABILITIES IN EXCESS OF OTHER ASSETS ...................   (5.7)    (6,834,206)
                                                           -----   ------------
NET ASSETS ..............................................  100.0%  $120,334,029
                                                           =====   ============
--------------------------------------------------------------------------------
1 Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

 The following abbreviations are used in portfolio descriptions:

    AMBAC --   American Municipal Bond Assurance Corporation
    FGIC  --   Financial Guaranty Insurance Corporation
    FNMA  --   federal National Mortgage Association
    G.O.  --   General Obligation
    I.D.A.--   Industrial Development Authority
    LOC   --   Letter of Credit
    MBIA  --   Municipal Bond Investors Assurance
    P.C.R.--   Pollution Control Revenue
    RAN   --   Revenue Anticipation Note
    TRAN  --   Tax Revenue Anticipation Note

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       29
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Treasury Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT                       SECURITY                               VALUE

             U.S. TREASURY BILL -- 2.5%
$ 40,000,000    5.65%, 9/28/00 ..................................  $ 39,453,833
                                                                   ------------
TOTAL U.S. TREASURY BILL
   (Amortized Cost $39,453,833) .................................    39,453,833
                                                                   ------------

             U.S. TREASURY NOTES -- 17.0%
  19,925,000    6.125%, 7/31/00 .................................    19,927,642
  62,000,000    4.00%, 10/31/00 .................................    61,559,249
  20,000,000    5.75%, 10/31/00 .................................    19,965,774
 115,000,000    4.625%, 11/30/00 ................................   114,265,801
  50,000,000    5.25%, 1/31/01 ..................................    49,646,881
                                                                   ------------
TOTAL U.S. TREASURY NOTE/BOND
   (Amortized Cost $265,365,347) ................................   265,365,347
                                                                   ------------

             REPURCHASE AGREEMENTS 2 -- 80.2%
 70,000,000  Banque Paribas,  6.32%, 7/5/00 (dated 6/20/00,
                collateralized by $479,647 U.S. Treasury
                Note, 6.25% due 8/31/02, market value
                $479,273 and $70,207,716 U.S. Treasury
                Bonds, 7.50% to 7.625% due from 11/15/18 to
                11/15/22, market value $71,030,142 and
                $61,644 Federal Mortgage Acceptance Corp.,
                6.791% due 1/1/28, market value $62,536) ........    70,000,000

 65,000,000  Canadian Imperial Bank of Commerce World Markets
                Corp., 6.55%, 7/3/20 (dated 6/30/00,
                collateralized by $1,575,031 U.S. Treasury
                Bill, 6.10% due 11/9/00, market value
                $1,575,031 and $21,444,120 U.S. Treasury
                Bonds, 6.125% to 10.75% due from 5/15/03 to
                11/15/27, market value $21,102,105 and
                $43,282,841 U.S. Treasury Notes, 4.25% to
                7.875% due from 2/15/01 to 8/15/05, market
                value $42,983,250) ..............................    65,000,000

 65,000,000  Chase Manhattan Bank, 6.50%, 7/5/00 (dated 6/30/00, collateralized by $66,300,229 U.S. Treasury
                Bonds, 5.50% to 8.125% due from 8/15/21 to
                8/15/28, market value $65,202,888) ..............    65,000,000

200,000,000  Credit Suisse First Boston Corp., 6.39%, 8/7/00
                (dated 6/7/00, collateralized by
                $206,123,889 U.S. Treasury Strips 1, 6.25% to
                8.75% due from 8/15/00 to 8/15/26, market
                value $206,123,889) .............................   200,000,000

147,347,857  Goldman Sachs and Co., Inc., 6.50%, 7/3/00
                (dated 6/30/00, collateralized by
                $147,348,235 U.S. Treasury Notes, 6.125% to
                6.625% due from 6/30/01 to 8/15/07, market
                value $148,389,847) .............................   147,347,857

 65,000,000    Greenwich Capital, Inc., 6.60%, 7/3/00
                (dated 6/30/00, collateralized by $2,484,516
                Resolution Funding Bond, 8.125% to 8.875%
                due from 10/15/19 to 4/15/30, market value
                $2,440,444 and $55,968,288 Resolution
                Funding Strips, 6.561% to 6.75% due from
                7/15/03 to 1/15/21, market value $55,968,288
                and $957,202 Resolution Funding Principle,
                8.625% to 8.875% due from 1/15/21 to
                4/15/30, market value $957,202 and
                $6,891,559 U.S. Strip, 3.625% due 7/15/02,
                market value $6,778,166) ........................    65,000,000

 65,000,000  J.P. Morgan, Inc., 6.40%, 7/3/00 (dated 6/29/00, collateralized by $65,000,534 U.S. Treasury
                Bond, 10.75% due 5/15/03, market value
                $65,508,458) ....................................    65,000,000

 50,000,000  Merrill Lynch & Co., 6.45%, 7/3/00 (dated 6/30/00, collateralized by $51,000,905 U.S. Treasury
                Strips1, 5.25% to 9.87% due from 11/15/05 to
                2/15/29, market value $51,000,905) ..............    50,000,000

 70,000,000  Merrill Lynch & Co., 6.45%, 7/5/00 (dated 6/26/00, collateralized by $71,401,740 U.S. Treasury
                Strips 1, 5.25% to 10.625% due from 2/15/08
                to 2/15/29, market value $71,401,740) ...........    70,000,000

 67,000,000  Morgan Stanley Dean Witter &Co., 6.30%, 8/7/00
                (dated 6/30/00, collateralized by
                $67,327,399 U.S. Treasury Note, 7.875% due
                8/15/01, market value $66,738,792) ..............    67,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT                       SECURITY                               VALUE

$70,000,000  Salomon Smith Barney, 6.32%, 7/5/00
                (dated 6/20/00, collateralized by
                $70,014,618 U.S. Treasury Note, 5.875% due
                11/15/04, market value $70,000,160) .............  $ 70,000,000

 70,000,000  UBS Warburg Llc, 6.45%, 9/12/00 (dated 6/29/00, collateralized by $71,401,862 U.S. Treasury
                Strip 1, 6.283% due 2/15/12, market value
                $71,401,862) ....................................    70,000,000

250,000,000  Westdeutsche Landesbank, 6.55%, 7/03/00 (dated 6/30/00, collateralized by $143,682 U.S. Treasury
                Note, 6.375% due 1/31/02, market value
                $142,774 and $249,856,842 U.S. Treasury
                Bonds, 7.50% to 14.25% due from 2/15/02 to
                11/15/18, market value $248,751,174) ............   250,000,000
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
    (Amortized Cost $1,254,347,857) ............................. 1,254,347,857
                                                                 --------------
TOTAL INVESTMENTS
   (Amortized Cost $1,559,167,037) .....................   99.7%  1,559,167,037

OTHER ASSETS IN EXCESS OF LIABILITIES ..................    0.3       5,153,358
                                                          -----  --------------
NET ASSETS .............................................  100.0% $1,564,320,395
                                                          =====  ==============

--------------------------------------------------------------------------------
1 Reflects rate as of June 30, 2000 .
2 Market value  disclosed for collateral on repurchase  agreements is as of June
  30, 2000. The term repurchase agreements are subject to a seven day demand feature.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

                                                                  JUNE 30, 2000

                                            CASH            NY TAX          TAX FREE         TREASURY
                                          MANAGEMENT      FREE MONEY          MONEY            MONEY
                                        -------------    -------------    -------------    -------------
ASSETS
   Investments at Amortized Cost ..     $7,732,765,470   $   91,925,314   $  127,168,235   $1,559,167,037
   Cash ...........................          1,328,675           66,484           54,708          938,818
   Interest Receivable ............         30,035,483          684,494          903,235        4,501,045
                                        --------------   --------------   --------------   --------------
Total Assets ......................      7,764,129,628       92,676,292      128,126,178    1,564,606,900
                                        --------------   --------------   --------------   --------------
LIABILITIES
   Payable for Securities Purchased                 --        4,071,346        7,744,509               --
   Due to Bankers Trust ...........          1,352,578           11,396           20,190          279,631
   Accrued Expenses and Other .....              7,022           12,470           27,450            6,874
                                        --------------   --------------   --------------   --------------
Total Liabilities .................          1,359,600        4,095,212        7,792,149          286,505
                                        --------------   --------------   --------------   --------------
NET ASSETS ........................     $7,762,770,028   $   88,581,080   $  120,334,029   $1,564,320,395
                                        ==============   ==============   ==============   ==============
COMPOSITION OF NET ASSETS
   Paid-in Capital ................     $7,762,770,028   $   88,581,080   $  120,334,029   $1,564,320,395
                                        --------------   --------------   --------------   --------------
   NET ASSETS .....................     $7,762,770,028   $   88,581,080   $  120,334,029   $1,564,320,395
                                        ==============   ==============   ==============   ==============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)

                                                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

                                            CASH            NY TAX          TAX FREE         TREASURY
                                          MANAGEMENT      FREE MONEY          MONEY            MONEY
                                        -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Interest .......................     $ 256,211,908    $   1,550,081    $   2,795,132    $  51,261,007
                                        -------------    -------------    -------------    -------------
EXPENSES
   Advisory Fees ..................         6,212,853           61,804          108,999        1,314,807
   Administration and Services Fees         2,070,951           20,601           36,333          438,269
   Professional Fees ..............            24,256           12,070           18,733           27,670
   Trustees Fees ..................             2,011            1,862            2,225            1,581
   Miscellaneous ..................            22,830              634              828            1,571
                                        -------------    -------------    -------------    -------------
Total Expenses ....................         8,332,901           96,971          167,118        1,783,898
Less: Fee Waivers and/or Expense
   Reimbursements .................          (877,477)         (15,433)         (21,786)         (29,482)
                                        -------------    -------------    -------------    -------------
Net Expenses ......................         7,455,424           81,538          145,332        1,754,416
                                        -------------    -------------    -------------    -------------
NET INVESTMENT INCOME .............       248,756,484        1,468,543        2,649,800       49,506,591

NET REALIZED GAIN (LOSS) FROM
   INVESTMENT TRANSACTIONS ........           103,564           (5,142)          (6,220)         (11,610)
                                        -------------    -------------    -------------    -------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS .....................     $ 248,860,048    $   1,463,401    $   2,643,580    $  49,494,981
                                        =============    =============    =============    =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                             FOR THE SIX         FOR THE             FOR THE SIX          FOR THE
                                            MONTHS ENDED        YEAR ENDED          MONTHS ENDED        YEAR ENDED
                                              JUNE 30,         DECEMBER 31,           JUNE 30,         DECEMBER 31,
                                                2000 1             1999                 2000 1             1999

                                                    CASH MANAGEMENT                       NY TAX FREE MONEY
                                          ----------------------------------      ------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ..............   $    248,756,484    $    356,274,468    $      1,468,543    $      2,511,544
   Net Realized Gain (Loss) from
     Investment Transactions ..........            103,564             441,562              (5,142)                 --
                                          ----------------    ----------------    ----------------    ----------------
Net Increase in Net Assets from
   Operations .........................        248,860,048         356,716,030           1,463,401           2,511,544
                                          ----------------    ----------------    ----------------    ----------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested .....     25,538,301,927      39,802,568,271         117,640,092         242,825,826
   Value of Capital Withdrawn .........    (24,125,109,313)    (39,522,819,924)       (104,574,110)       (249,339,971)
                                          ----------------    ----------------    ----------------    ----------------
   Net Increase (Decrease) in Net
     Assets from Capital
     Transactions .....................      1,413,192,614         279,748,347          13,065,982          (6,514,145)
                                          ----------------    ----------------    ----------------    ----------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .........................      1,662,052,662         636,464,377          14,529,383          (4,002,601)
NET ASSETS
   Beginning of Period ................      6,100,717,366       5,464,252,989          74,051,697          78,054,298
                                          ----------------    ----------------    ----------------    ----------------
   End of Period ......................   $  7,762,770,028    $  6,100,717,366    $     88,581,080    $     74,051,697
                                          ================    ================    ================    ================

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                             FOR THE SIX         FOR THE           FOR THE SIX          FOR THE
                                            MONTHS ENDED        YEAR ENDED        MONTHS ENDED        YEAR ENDED
                                              JUNE 30,         DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                                2000 1             1999               2000 1             1999

                                                    TAX FREE MONEY                       TREASURY MONEY
                                          ----------------------------------    ----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ..............   $     2,649,800    $     4,449,304    $    49,506,591    $   102,397,213
   Net Realized Loss from
     Investment Transactions ..........            (6,220)           (11,949)           (11,610)           (23,699)
                                          ---------------    ---------------    ---------------    ---------------
Net Increase in Net Assets from
   Operations .........................         2,643,580          4,437,355         49,494,981        102,373,514
                                          ---------------    ---------------    ---------------    ---------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested .....       339,102,381        631,527,088      3,317,173,282      9,551,486,107
   Value of Capital Withdrawn .........      (350,248,335)      (708,729,284)    (4,331,652,283)    (9,163,201,635)
                                          ---------------    ---------------    ---------------    ---------------
   Net Increase (Decrease) in Net
     Assets from Capital
     Transactions .....................       (11,145,954)       (77,202,196)    (1,014,479,001)       388,284,472
                                          ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .........................        (8,502,374)       (72,764,841)      (964,984,020)       490,657,986
NET ASSETS
   Beginning of Period ................       128,836,403        201,601,244      2,529,304,415      2,038,646,429
                                          ---------------    ---------------    ---------------    ---------------
   End of Period ......................   $   120,334,029    $   128,836,403    $ 1,564,320,395    $ 2,529,304,415
                                          ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for each of the periods indicated for each of the Portfolios.

 CASH MANAGEMENT                             FOR THE SIX
                                            MONTHS ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2000 1      1999       1998        1997       1996        1995
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) ......................    $7,762,770   $6,100,717 $5,464,253 $4,039,725  $3,261,910  $2,615,932
   Ratios to Average Net Assets:
     Net Investment Income ...............          6.08%2       5.04%      5.37%      5.43%       5.27%       5.77%
     Expenses After Waivers ..............          0.18%2       0.18%      0.18%      0.18%       0.18%       0.18%
     Expenses Before Waivers .............          0.20%2       0.20%      0.20%      0.20%       0.20%       0.20%

 NY TAX FREE MONEY                           FOR THE SIX
                                            MONTHS ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2000 1    1999      1998       1997        1996        1995

SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) ......................    $88,581      $74,052    $ 78,054    $85,611     $76,033     $70,933
   Ratios to Average Net Assets:
     Net Investment Income ...............       3.65%2       2.92%       3.17%      3.37%       3.18%       3.62%
     Expenses After Waivers ..............       0.20%2       0.20%       0.20%      0.20%       0.20%       0.20%
     Expenses Before Waivers .............       0.24%2       0.24%       0.25%      0.23%       0.25%       0.24%

 TAX FREE MONEY                              FOR THE SIX
                                            MONTHS ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2000 1    1999      1998       1997        1996        1995

SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) ......................    $120,334     $128,836   $201,601   $150,879    $117,714    $119,703
   Ratios to Average Net Assets:
     Net Investment Income ...............        3.69%2       3.04%      3.26%      3.45%       3.34%       3.82%
     Expenses After Waivers ..............        0.20%2       0.20%      0.20%      0.20%       0.20%       0.20%
     Expenses Before Waivers .............        0.23%2       0.22%      0.24%      0.22%       0.24%       0.23%

 TREASURY MONEY                              FOR THE SIX
                                            MONTHS ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2000 1    1999      1998        1997        1996       1995

SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) ......................    $1,564,320   $2,529,304 $2,038,646 $2,119,300  $1,979,713  $1,941,082
   Ratios to Average Net Assets:
     Net Investment Income ...............          5.72%2       4.76%      5.23%      5.29%       5.14%       5.58%
     Expenses After Waivers ..............          0.20%2       0.20%      0.20%      0.20%       0.20%       0.20%
     Expenses Before Waivers .............          0.20%2       0.20%      0.20%      0.20%       0.20%       0.21%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment companies. Each portfolio was organized as an unincorporated trust under the laws of New York and began operations as follows:

                       ORGANIZATION     COMMENCEMENT
PORTFOLIO                  DATE         OF OPERATIONS
---------             --------------  -----------------
Cash Management       March 26, 1990      July 23, 1990
NY Tax Free Money     March 26, 1990  February 19, 1991
Tax Free Money        March 26, 1990  February 19, 1991
Treasury Money        March 26, 1990      July 23, 1990

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolios.

B.  VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C.  SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolios are allocated pro rata among the investors in the respective Portfolios at the time of such determination.

D.  REPURCHASE AGREEMENTS
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

Each Portfolio may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E.  FEDERAL INCOME TAXES
Each Portfolio is considered to be a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required on the Portfolios.

F.  OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
Each Portfolio has entered in an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of each of the Portfolios' average daily net assets.

Each Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolios pay Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of each of the Portfolios' average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of each Portfolio through April 30, 2001, to the extent necessary, to limit all expenses based upon an annual rate of the average daily net assets of the Portfolios. For the period ended June 30, 2000, the expenses of the respective Portfolios were limited as follows:

                                      ANNUAL
PORTFOLIO                              RATE
----------                          ----------
Cash Management                        .18%
NY Tax Free Money                      .20%
Tax Free Money                         .20%
Treasury Money                         .20%

At June 30, 2000, the Portfolios were participants with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for these funds under the credit facility for the six months ended June 30, 2000.

In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses in prior years.

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.


Cash Management                                               CUSIP#s: 055922108
NY Tax Free Money                                                      055922207
Tax Free Money                                                         055922306
Treasury Money                                                         055922405
                                                              COMBMONSA  (06/00)

Distributed by:
ICC Distributors, Inc.